10-K Leases - Reconciliation of future undiscounted cash flows to operating lease liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 15,129
2024	10,902
2025	7,928
2026	4,528
2027	2,983
Thereafter	11,913
Total	53,383
Less discount	7,510
Total operating lease liabilities	$ 45,873